REVENUE INFORMATION - Gross profit on the based on operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
REVENUE INFORMATION
Gross Sales	$ 26,934,668	$ 18,102,329		$ 11,143,406
Sales refunds	(69,409)	(104,868)		(34,916)
Sales discount	(1,877,088)	(998,024)		(1,345,294)
Net Sales	24,988,171	16,999,437	[1]	9,763,196	[1]
Revenue collectability is not probable	436,156	625,463		24,287
Rental revenues
REVENUE INFORMATION
Gross Sales	26,769,058	18,004,117		10,985,126
Reservation revenue
REVENUE INFORMATION
Gross Sales	62,577	76,684		100,040
Other revenue
REVENUE INFORMATION
Gross Sales	$ 103,033	$ 21,528		$ 58,240

[1]	See restatement of financial statements in note 2.4 for further details.